Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2017, 2016, and 2015.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2017 (2016 and 2015: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2016 and 2015: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2017, ETTS had an assessable loss carried forward of US$703,650 as agreed by the local tax authority to offset its profit for the forth coming years (2016: US$746,808 and 2015: US$588,103). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2016 and 2015: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2017, SET had an assessable loss carried forward of US$254,265 as agreed by the local tax authority to offset its profit for the forth coming years (2016: US$256,664 and 2015: US$284,173). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2016 and 2015: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2017, SETEE had an assessable loss carried forward of US$895,579 as agreed by the local tax authority to offset its profit for the forth coming years (2016: US$1,074,609 and 2015: US$1,363,392). Such loss will expire in 5 years.

Yixing Pact Environmental Technology Co. Ltd. (“Yixing), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2016 and 2015: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2017, Yixing had an assessable loss carried forward of US$512,252 as agreed by the local tax authority to offset its profit for the forth coming years (2016: US$ Nil). Such loss will expire in 5 years.

Chongqing Euro Tech Rizhi Technology Co., Ltd (“CQ”), Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd (“RZ”) and Guangzhou Euro Tech Environmental Equipment Co., Ltd (“GZ”), subsidiaries of Far East, provide for PRC Enterprise Income Tax at a rate of 25% (2016 and 2015: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. CQ, RZ and GZ had an assessable loss carried forward of US$121,674, US$ Nil and US$298,448 respectively as agreed by the local tax authority to offset its profit for the forth coming years (2016: US$124,025, US$60,980 and US$320,545). Such loss will expire in 5 years.

VIE of the Group provide for PRC Enterprise Income Tax at a rate of 25% for years 2016 and 2015, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution Far East of approximately US$0.5 million at December 31, 2017 (2016: US$1.2 million and 2015: US$1.1 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Loss before income taxes:

	2017	2016	2015
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(564)	(640)	(1,904)

The provision / (credit) for income taxes consist of:

	2017	2016	2015
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	-	212	(72)
Total current provision / (credit)	-	212	(72)

Deferred tax expenses:
The PRC and Hong Kong	28	16	25
Total deferred provision	28	16	25
Total provision / (credit)	28	228	(47)

The principal reconciling items from income tax computed at the statutory tax rates and at the effective income tax rates are as follows:

	2017	2016	2015
	US$’000	US$’000	US$’000
Computed tax using respective companies’ statutory tax rates	(94)	(136)	(177)
Change in valuation allowances	120	350	455
Under-provision for income tax in prior years	-	-	(69)
Non-deductible expenses	2	14	(256)
Total provision / (credit) for income tax at effective tax rate	28	228	(47)

The components of deferred tax assets are as follows:

	2017	2016
	US$’000	US$’000
Tax losses	958	838
Temporary differences	(6)	(2)
Less: Valuation allowances	(794)	(650)
Net deferred tax assets	158	186

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipment Company Limited are classified as HNTE which enjoys a preferential tax rate of 15%.

During the years ended December 31, 2017 and 2016, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Environmental Engineering and Design Company Limited, Shihezi Tianlan Environmental Protection Technology Company Limited, Da Tong Tianlan Environmental Protection Technology Service Company Limited and Hangzhou Tianlan Environmental Testing Technology Company Limited are entitled to enjoy this tax benefit. As such, they are subjects to Enterprise Income Tax rate of 10% only.

The provision for income taxes consists of:

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	4,237	6,298	3,351

Income taxes	4,237	6,298	3,351

Deferred tax benefit:	(405)	(1,337)	(177)

Total deferred taxes	(405)	(1,337)	(177)
Total	3,832	4,961	3,174

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income before income taxes	30,047	27,603	24,927

Computed tax using respective companies’ statutory tax rates	4,548	4,078	3,767
(Over)-provision for income tax in prior years	(29)	57	-
Permanent difference	(459)	(82)	-
Temporary differences	(405)	(1,337)	(177)
Tax effect of revenue not subject to tax	(1,438)	(901)	(1,068)
Tax effect of expenses not deductible for tax purposes	1,435	2,732	596
Tax effect of unused tax losses not recognized	180	414	56
Total provision for income tax at effective tax rate	3,832	4,961	3,174

The components of deferred tax assets are as follows:

	2017	2016
	RMB’000	RMB’000

Allowance for doubtful debts	6,269	5,864
Net deferred tax assets	6,269	5,864

ZHEJIANG JIAHUAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. The Company is classified as HNTE which enjoys a preferential tax rate of 15%.

The provision for income taxes consists of:

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income taxes	263	1,387	861

The principal reconciling items from income tax computed at the statutory tax rates and at the effective income tax rates are as follows:

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income before income taxes	4,314	11,848	5,797

Computed tax using respective companies’ statutory tax rates	988	2,326	1,119
Tax effect on revenue not subject to tax	(752)	(930)	(447)
Under / (over) provision for income tax in prior years	27	(9)	189
Total provision for income tax at effective tax rate	263	1,387	861

No deferred tax assets or liabilities have been recognized in the consolidated financial statements as the Group did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as at December 31, 2017, and 2016.